Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000143962
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gold Bullion Strategy Fund
C000126480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gold Bullion Strategy Fund
Without Sales Load [Member] | C000143962
Average Annual Return [Line Items]
Average Annual Return, Percent	58.80%	13.71%	9.83%
Without Sales Load [Member] | C000126480
Average Annual Return [Line Items]
Average Annual Return, Percent	59.37%	14.32%		12.01%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.91%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%		14.82%
S&P GSCI Gold Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P GSCI Gold Index
Average Annual Return, Percent	62.47%	17.14%	12.53%
S&P GSCI Gold Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P GSCI Gold Index
Average Annual Return, Percent	62.47%	17.14%		14.03%